Capital Lease (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Capital Leased Assets [Line Items]
Current portion of capital lease obligation	$ 7,377	$ 6,276
Capital lease obligation, net of current portion	8,672	16,049
Equipment [Member]
Capital Leased Assets [Line Items]
Principal		22,325
Current portion of capital lease obligation	7,377
Capital lease obligation, net of current portion	8,672
Monthly installments		788
Imputed interest		16.30%
Depreciation	4,775	398
Future minimum lease payments under the capital lease are payable in future years as follows:
2013	9,456
2014	9,456
Net minimum lease payments	18,912
Less amounts representing interest	(2,863)
Capital lease obligation payable	$ 16,049